Derivative Financial Instruments - Effect of Non-Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	$ (4,848)	$ (7,786)	$ 20,986
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income		(67)	339
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	4,639	2,187	(8,668)
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	957	284	(830)
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	1,723	560	(1,827)
Interest and Other (Expense) Income, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	(10,514)	(9,674)	30,150
Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	$ (1,653)	$ (1,076)	$ 1,822